Pension Plans and Postretirement Benefits	12 Months Ended
Nov. 30, 2019
Retirement Benefits [Abstract]
Pension Plans and Postretirement Benefits	Pension Plans and Postretirement Benefits
U.S. Pension Plans
Pursuant to the agreement to sell one of our former subsidiaries, WilTel Communications Group, LLC, ("WilTel") the responsibility for WilTel's defined benefit pension plan was retained by us. All benefits under this plan were frozen as of October 30, 2005. Prior to the acquisition of Jefferies Group, Jefferies Group sponsored a defined benefit pension plan covering certain employees; benefits under that plan were frozen as of December 31, 2005.
A summary of activity with respect to both plans is as follows (in thousands):

	Twelve Months Ended November 30, 2019	Eleven Months Ended November 30, 2018
Change in projected benefit obligation:
Projected benefit obligation, beginning of year	$191,261	$211,257
Interest cost	8,070	6,783
Actuarial (gains) losses	29,539	(16,646)
Settlement payments	—	(3,133)
Benefits paid	(9,996)	(7,000)
Projected benefit obligation, end of year	$218,874	$191,261

Change in plan assets:
Fair value of plan assets, beginning of year	$138,992	$150,806
Actual return on plan assets	30,426	(7,676)
Employer contributions	9,655	8,890
Benefits paid	(9,996)	(7,000)
Settlement payments	—	(3,133)
Administrative expenses	(3,006)	(2,895)
Fair value of plan assets, end of year	$166,071	$138,992

Funded status at end of year	$(52,803)	$(52,269)

As of November 30, 2019 and 2018, $57.4 million and $49.7 million, respectively, of the net amount recognized in the Consolidated Statements of Financial Condition was reflected as a charge to Accumulated other comprehensive income (loss) (substantially all of which were cumulative losses) and $52.8 million and $52.3 million, respectively, was reflected as accrued pension cost.
The following table summarizes the components of net periodic pension cost and other amounts recognized in other comprehensive income (loss) excluding taxes (in thousands):

	Twelve Months Ended November 30, 2019	Eleven Months Ended November 30, 2018	Twelve Months Ended December 31, 2017
Components of net periodic pension cost:
Interest cost	$8,070	$6,783	$8,119
Expected return on plan assets	(7,456)	(7,217)	(7,689)
Settlement charge	—	365	—
Actuarial losses	1,897	2,376	2,207
Net periodic pension cost	$2,511	$2,307	$2,637

Amounts recognized in other comprehensive income (loss):
Net (gains) losses arising during the period	$9,576	$1,141	$(5,453)
Settlement charge	—	(365)	—
Amortization of net loss	(1,897)	(2,376)	(2,207)
Total recognized in other comprehensive income (loss)	$7,679	$(1,600)	$(7,660)

Net amount recognized in net periodic benefit cost and other comprehensive income (loss)	$10,190	$707	$(5,023)

The amounts in Accumulated other comprehensive income (loss) at November 30, 2019 and 2018 have not yet been recognized as components of net periodic pension cost in the Consolidated Statements of Operations. The estimated net loss that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost during the twelve months ended November 30, 2020 is $3.2 million.
We expect to pay $8.2 million of employer contributions during the twelve months ended November 30, 2020.
The assumptions used are as follows:

	November 30, 2019	November 30, 2018
WilTel Plan
Discount rate used to determine benefit obligation	3.00%	4.35%
Weighted-average assumptions used to determine net pension cost:
Discount rate	4.35%	3.51%
Expected long-term return on plan assets	7.00%	7.00%

Jefferies Group Plan
Discount rate used to determine benefit obligation	2.90%	4.30%
Weighted-average assumptions used to determine net pension cost:
Discount rate	4.30%	3.60%
Expected long-term return on plan assets	6.25%	6.25%

The following pension benefit payments are expected to be paid (in thousands):

2020	$9,749
2021	9,225
2022	10,001
2023	12,682
2024	13,044
2025 – 2029	67,655

U.S. Plan Assets
The information below on the plan assets for the WilTel plan and the Jefferies Group plan is presented separately for the plans as the investments are managed independently.
WilTel Plan Assets.
The current investment objectives are designed to close the funding gap while mitigating funded status volatility through a combination of liability hedging and investment returns. As plan funded status improves, the asset allocation will move along a predetermined, de-risking glide path that reallocates capital from growth assets to liability-hedging assets in order to reduce funded status volatility and lock in funded status gains. Plan assets are split into two separate portfolios, each with different asset mixes and objectives. The portfolios are valued at their NAV as a practical expedient for fair value.

•	The Growth Portfolio consists of global equities and high yield investments.

•
The Liability-Driven Investing ("LDI") Portfolio consists of long duration credit bonds and a suite of long duration, Treasury-based instruments designed to provide capital-efficient interest rate exposure as well as target specific maturities. The objective of the LDI Portfolio is to seek to achieve performance similar to the WilTel plan's liability by seeking to match the interest rate sensitivity and credit sensitivity. The LDI Portfolio is managed to mitigate volatility in funded status deriving from changes in the discounted value of benefit obligations from market movements in the interest rate and credit components of the underlying discount curve.

To develop the assumption for the expected long-term rate of return on plan assets, we considered the following underlying assumptions: 2.25% current expected inflation, 1.0% to 1.5% real rate of return for long duration risk free investments and an additional 1.0% to 1.5% return premium for corporate credit risk. For U.S. and international equity, we assume an equity risk premium over risk-free assets equal to 4.0%. We then weighted these assumptions based on invested assets and assumed that investment expenses were offset by expected returns in excess of benchmarks, which resulted in the selection of the 7.0% expected long-term rate of return assumption for 2019.
Jefferies Group Plan Assets.
In May 2017, Jefferies Group entered into an agreement with an external investment manager to invest and manage the plan's assets under a strategy using a combination of two portfolios. The investment manager allocates the plan's assets between a growth portfolio and a liability-driven portfolio according to certain target allocations and tolerance bands that are agreed to by Jefferies Group's Administrative Committee of the U.S. Pension Plan. Such target allocations will take into consideration the plan's funded ratio. The manager will also monitor the strategy and, as the plan's funded ratio change over time, will rebalance the strategy, if necessary, to be within the agreed tolerance bands and target allocations. The portfolios are comprised of certain common collective investment trusts that are established and maintained by the investment manager. The common collective trusts are valued at their NAV as a practical expedient for fair value.
German Pension Plan
Jefferies Group maintained the German Pension Plan in connection with its Futures business. On December 28, 2017, a Liquidation Insurance Contract was entered into with Generali to transfer the defined benefit pension obligations and insurance contracts to Generali, for approximately €6.5 million, which was paid in January 2018, and released Jefferies Group from any and all obligations under the German Pension Plan. In addition, on December 28, 2017, Jefferies Group received $3.25 million as consideration relating to the German Pension Plan in connection with releasing the prior plan sponsor from any indemnities. Accumulated other comprehensive income (loss) for the eleven months ended November 30, 2018 included $5.3 million related to the transfer of the German Pension Plan.
Other
We have defined contribution pension plans covering certain employees. Contributions and costs are a percent of each covered employee's salary. Amounts charged to expense related to such plans were $8.8 million, $8.0 million and $7.6 million for the twelve months ended November 30, 2019, the eleven months ended November 30, 2018 and the twelve months ended December 31, 2017, respectively.